Operations and Principal Activities - major subsidiaries and VIE (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
Amount Service fee incurred paid	¥ 255,373		¥ 125,910		¥ 179,228
Shareholders of the VIE
Variable Interest Entity [Line Items]
Purchase price | $ / shares		$ 10
Equity interest shareholders pledge (in percentage)		100.00%
VIE
Variable Interest Entity [Line Items]
Amount Service fee incurred paid	¥ 330,500		¥ 186,100		¥ 31,900
VIE | WFOE
Variable Interest Entity [Line Items]
Cash paid | $		$ 45.6		$ 159.7		$ 215.2